Impairment Charges - Summary of Impairment Charges (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impairment loss and reversal of impairment loss [abstract]
Write-down of flight equipment spare parts to net realizable value	¥ 301	¥ 112	¥ 10
Impairment charge on property, plant and equipment	15	379	29
Impairment charge on assets classified as held for sale	2	3
Impairment charges	¥ 318	¥ 494	¥ 39